UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2014

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	41

Officers and Trustees	42

Important Notices	43

Eaton Vance

Senior Income Trust

December 31, 2014

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	–1.26%	0.72%	7.90%	4.84%
Fund at Market Price	—	–5.54	–4.65	6.32	3.68
S&P/LSTA Leveraged Loan Index	—	–0.98%	1.60%	5.57%	4.90%

% Premium/Discount to NAV[3]
					–11.24%

Distributions[4]
Total Distributions per share for the period					$0.200
Distribution Rate at NAV					5.80%
Distribution Rate at Market Price					6.54%

% Total Leverage[5]
Auction Preferred Shares (APS)					24.93%
Borrowings					14.73

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2014

Fund Profile

Top 10 Issuers (% of total investments)6

Asurion, LLC	1.2%
H.J. Heinz Company	1.0
SunGard Data Systems, Inc.	1.0
Dell, Inc.	0.9
NBTY, Inc.	0.9
FMG Resources (August 2006) Pty Ltd.	0.8
Intelsat Jackson Holdings S.A.	0.8
Valeant Pharmaceuticals International, Inc.	0.8
First Data Corporation	0.8
MEG Energy Corp.	0.8
Total	9.0%

Top 10 Sectors (% of total investments)6

Health Care	11.1%
Business Equipment and Services	7.7
Electronics/Electrical	7.5
Retailers (Except Food and Drug)	5.4
Food Products	5.2
Chemicals and Plastics	5.2
Oil and Gas	3.9
Automotive	3.8
Financial Intermediaries	3.7
Lodging and Casinos	3.6
Total	57.1%

Credit Quality (% of bond and loan holdings)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 146.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	271	$264,808
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	500	500,000
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	336	335,460
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	130	130,589
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	161	160,871
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	221	177,186
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	915	852,251
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	152	152,073
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,257	2,222,402
Term Loan, 3.75%, Maturing June 4, 2021	896	880,724

		$5,676,364

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, Maturing April 4, 2019(2)	1,150	$1,019,245

		$1,019,245

Automotive — 6.1%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	743	$737,367
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	1,683	1,666,638
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,429	2,425,507
Term Loan, 3.25%, Maturing December 31, 2018	1,042	1,035,287
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	323	319,939
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	471	468,786
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	1,945	1,933,577
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,375	3,367,406

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	500	$500,833
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	1,290	1,285,854
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	423	417,589
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	394	387,871
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,328	1,327,128
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	522	516,825

		$16,390,607

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	370	$354,574
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	500	477,500

		$832,074

Brokerage / Securities Dealers / Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	157	$155,307

		$155,307

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	617	$599,443
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	296	294,028
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	748	729,556
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	449	443,987
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	784	774,042
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	244	243,885
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	315	315,270

		$3,400,211

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 12.5%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		1,650	$1,649,587
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,311	1,022,293
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		199	197,756
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		418	385,231
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		396	386,476
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		545	513,801
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		221	215,029
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		309	305,222
ClientLogic Corporation
Term Loan, 7.27%, Maturing January 30, 2017	EUR	586	687,303
Term Loan, 7.48%, Maturing January 30, 2017		303	295,529
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		471	465,827
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		235	235,120
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		222	217,360
Education Management, LLC
Term Loan, 9.25%, Maturing March 30, 2018(4)		1,047	473,643
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		1,202	1,197,589
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		708	696,607
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		330	328,459
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		350	348,936
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		55	54,280
Term Loan, 4.00%, Maturing November 6, 2020		217	212,185
Term Loan, 5.03%, Maturing November 6, 2020	CAD	297	249,726
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		809	801,487
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,206	1,181,930
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		593	591,759

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	575	$694,619
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		500	477,500
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		1,377	1,360,255
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,195	1,189,229
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	561,165
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		644	638,853
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		519	464,561
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		586	579,875
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		273	274,306
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		2,570	2,544,733
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		759	709,394
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		250	233,750
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		337	330,149
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,197	1,177,393
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		1,240	1,235,322
Term Loan, 4.00%, Maturing March 8, 2020		3,116	3,092,922
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		495	495,698
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		2,059	2,034,982
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		575	575,144
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		59	59,147
Term Loan, 6.25%, Maturing July 28, 2017		304	302,158
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,689	1,659,736

			$33,404,026

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.2%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		374	$366,755
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,304	1,287,666
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		665	652,765
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		142	141,179
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		493	475,263
Term Loan, 3.75%, Maturing June 30, 2021		423	414,770
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		382	376,628
Term Loan, 3.75%, Maturing June 30, 2021		249	244,803
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		510	510,231
Term Loan, 4.50%, Maturing May 21, 2020		590	589,769
Sterling Entertainment Enterprises, LLC
Term Loan, 3.17%, Maturing December 28, 2017		360	344,484
UPC Financing Partnership
Term Loan, 3.77%, Maturing March 31, 2021	EUR	726	878,175
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		2,550	2,511,750
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	1,158,305
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	191	226,834
Term Loan, 3.75%, Maturing January 15, 2022	EUR	222	263,931
Term Loan, 3.75%, Maturing January 15, 2022	EUR	297	352,110
Term Loan, 3.75%, Maturing January 15, 2022	EUR	315	373,395

			$11,168,813

Chemicals and Plastics — 7.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		146	$144,796
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		76	75,128
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		1,133	1,128,028
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,812	1,770,517
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		1,303	1,287,197
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing October 8, 2021		200	198,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		249	$244,283
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	268,812
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		74	72,340
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		449	437,600
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		823	796,194
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		975	960,984
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,523	2,456,147
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		149	148,689
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		644	632,616
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021		918	910,743
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		274	275,341
Term Loan, 5.00%, Maturing July 25, 2021	EUR	474	575,487
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		347	332,640
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		500	478,750
Polarpak, Inc.
Term Loan, Maturing June 8, 2020(2)	CAD	1,050	896,992
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		588	577,416
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		150	146,726
Term Loan, 4.50%, Maturing July 31, 2021	EUR	474	572,143
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		34	33,834
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		191	191,728
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		1,500	1,478,984
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,689	1,638,645

			$18,730,760

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 1.5%
Bestway UK Holdco Limited
Term Loan, 5.31%, Maturing September 30, 2021	GBP	1,000	$1,564,835
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,389	1,271,212
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	470	568,789
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		518	513,642

			$3,918,478

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,056	$1,027,142
Term Loan, 3.75%, Maturing January 6, 2021		294	287,737
Crown Americas, LLC
Term Loan, 1.625%, Maturing October 22, 2021(5)		750	752,063
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		750	742,500
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		199	196,513
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		435	432,777
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		1,691	1,663,953
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		301	297,118

			$5,399,803

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		314	$313,912
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		594	585,647
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		1,051	982,688

			$1,882,247

Drugs — 3.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		196	$195,010
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		300	298,500
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		347	346,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	199	$192,793
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	876	871,972
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022	250	249,688
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)	400	400,000
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	936	915,672
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	765	758,397
Term Loan, 3.50%, Maturing December 11, 2019	1,302	1,291,003
Term Loan, 3.50%, Maturing August 5, 2020	1,553	1,541,262
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017	1,228	1,219,384

		$8,280,337

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	972	$945,351
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	423	423,139

		$1,368,490

Electronics / Electrical — 12.4%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	321	$314,519
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	550	528,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	421	414,334
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	3,060	3,051,976
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	400	394,000
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	347	343,033
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	175	173,035
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	135	135,053
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	358	341,887

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021	239	$234,403
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	4,134	4,128,335
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,709	1,690,003
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	222	217,896
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	415	413,160
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	385	386,203
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	930	908,815
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	2,386	2,373,155
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	222	220,606
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,633	2,557,902
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	249	248,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing October 7, 2019	550	527,542
Term Loan, 5.25%, Maturing October 7, 2021	550	530,292
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	684	681,694
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(5)	28	27,459
Term Loan, 5.00%, Maturing July 8, 2021	395	392,416
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	637	626,133
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	224	222,754
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	347	341,296
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	121,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	216	214,952
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	250,000
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,234	2,078,866

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	425	$419,687
SGS Cayman, L.P.
Term Loan, 6.00%, Maturing April 23, 2021	99	98,390
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	347	346,507
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	214	214,573
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,072	1,054,619
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	295	291,586
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	620	613,318
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	423	416,532
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	265	263,849
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	425	422,679
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	457	453,759
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	448	444,739
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,016	1,008,039
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	724	716,004
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,050	1,058,204

		$32,912,204

Equipment Leasing — 1.0%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	1,200	$1,193,000
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,417	1,402,500

		$2,595,500

Financial Intermediaries — 5.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	497	$494,785
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	500	500,000

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,526	$1,521,223
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	270	259,582
First Data Corporation
Term Loan, 3.67%, Maturing March 23, 2018	2,695	2,644,172
Term Loan, 3.67%, Maturing September 24, 2018	950	932,485
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	594	583,605
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	668	663,833
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	263	259,227
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	418	404,535
Home Loan Servicing Solutions Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	517	489,330
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,876	1,850,100
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	238	236,313
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	221	205,035
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	50	49,871
Term Loan, 6.25%, Maturing September 4, 2018	346	347,353
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,858	1,749,961
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	493	490,601
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	123	120,561
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	322	320,946
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	1,208	1,093,006

		$15,216,524

Food Products — 7.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,531	$1,523,767
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	2,086	2,007,506

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		635	$629,511
Charger OpCo B.V.
Term Loan, 3.50%, Maturing June 30, 2021	EUR	350	422,146
Term Loan, 3.50%, Maturing July 23, 2021		1,075	1,050,812
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		468	466,998
CSM Bakery Solutions, LLC
Term Loan, 5.00%, Maturing July 3, 2020		518	509,367
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		347	319,585
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		99	98,547
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		655	649,021
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		4,446	4,428,217
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		422	417,067
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		864	851,234
Term Loan, 3.75%, Maturing September 18, 2020		765	755,976
Meldrew Participations B.V.
Term Loan, 5.00%, Maturing October 31, 2019	EUR	328	371,167
Term Loan, 4.50%, Maturing December 19, 2022(4)	EUR	205	206,852
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,073,161
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		346	335,947
Term Loan, 3.00%, Maturing April 29, 2020		900	874,684
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		274	273,039

			$20,264,604

Food Service — 3.6%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		88	$87,118
Term Loan, 3.67%, Maturing July 26, 2016		157	155,046
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		49	39,028
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		372	363,503
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		250	246,250

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	471	$568,027
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		1,315	1,286,272
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,148	1,142,775
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		340	331,866
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		191	183,478
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		123	118,918
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		2,364	2,353,657
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		3,537	2,743,386

			$9,619,324

Food / Drug Retailers — 3.9%
Albertson’s Holdings, LLC
Term Loan, 4.00%, Maturing August 25, 2019		1,100	$1,096,700
Term Loan, 4.50%, Maturing August 25, 2021		450	450,844
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		1,016	1,011,414
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,279	3,174,897
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		1,022	1,009,338
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		220	219,654
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		1,133	1,130,691
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		225	226,266
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		2,099	2,066,401

			$10,386,205

Health Care — 17.3%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		549	$545,196
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		1,671	1,661,068

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	616	$609,472
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	746	745,804
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	299	297,381
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	1,437	1,439,849
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	471	470,385
Auris Luxembourg II S.A.
Term Loan, Maturing December 31, 2021(2)	375	374,531
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	3,316	3,306,259
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	506	508,781
Term Loan, 6.50%, Maturing July 31, 2020	844	847,969
Capella Healthcare, Inc.
Term Loan, Maturing December 10, 2021(2)	375	373,125
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	224	221,910
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	16	15,481
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	391	387,812
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	3,503	3,500,800
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	499	491,269
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	1,567	1,554,532
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,347	1,319,853
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,554	1,539,498
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	47	46,648
Term Loan, 4.25%, Maturing August 30, 2020	158	156,055
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	1,688	1,690,085
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021	2,332	2,304,386
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	818	812,284

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		304	$303,509
Term Loan, 7.75%, Maturing May 15, 2018		1,243	1,239,346
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		423	411,643
Term Loan, 4.50%, Maturing March 11, 2021	EUR	100	120,370
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		721	701,537
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		2,455	2,432,269
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		844	814,770
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		744	730,573
Term Loan, 3.50%, Maturing March 19, 2021		549	540,910
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		179	178,159
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		2,040	2,032,739
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		273	266,967
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		1,323	1,317,603
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		817	809,859
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		1,542	1,520,080
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		956	951,678
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		512	506,179
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		881	875,889
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		797	794,883
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		590	589,336
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		1,320	1,307,556
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		100	98,250
Term Loan, 3.75%, Maturing June 1, 2018		575	560,625
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		172	170,918

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		575	$554,875
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		831	809,127
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		173	170,558

			$46,030,641

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		124	$119,875
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		779	770,344
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		630	622,036

			$1,512,255

Industrial Equipment — 4.1%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		151	$150,039
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		368	358,305
Delachaux S.A.
Term Loan, 5.25%, Maturing September 25, 2021		275	274,313
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		505	502,418
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		300	301,125
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,612	1,514,718
Term Loan, 4.75%, Maturing July 30, 2020	EUR	198	232,811
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,370	1,333,815
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		325	314,438
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		221	215,794
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		320	320,157
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		352	351,048
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,247	2,203,316

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		583	$561,458
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		515	511,423
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		149	146,642
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		394	387,404
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	773	937,783
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		223	221,917

			$10,838,924

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		970	$957,366
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		2,404	2,398,182
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		4,218	4,167,375
Term Loan, 4.25%, Maturing July 8, 2020		468	455,009
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		500	498,750
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		246	227,781
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		466	455,618
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		1,383	1,346,606
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		1,202	1,182,179

			$11,688,866

Leisure Goods / Activities / Movies — 5.1%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		222	$216,638
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		500	492,500
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		1,603	1,574,807
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		441	434,936

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	1,923	$1,897,982
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	61	60,621
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	480	473,180
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	1,136	1,129,024
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	185	184,189
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	433	423,344
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	1,270	1,255,510
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	672	661,551
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	588	580,282
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,355	1,286,963
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	427	29,917
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	849	822,945
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 16, 2020	593	428,337
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	272	262,058
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,421	1,364,169

		$13,578,953

Lodging and Casinos — 5.1%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	206	$204,046
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	1,347	1,338,882
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	375	372,187
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	234	230,039
Caesars Entertainment Operating Company
Term Loan, 6.99%, Maturing March 1, 2017(4)	597	527,368

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		386	$384,143
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,800	1,800,000
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	825	1,284,698
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		67	66,366
Term Loan, 5.50%, Maturing November 21, 2019		156	154,853
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		2,533	2,506,933
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		519	513,526
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,274	1,246,131
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		356	351,901
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		247	243,172
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021		323	323,577
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		1,807	1,785,295
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		173	170,112

			$13,503,229

Nonferrous Metals / Minerals — 2.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		393	$318,821
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		1,439	1,196,399
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		988	899,448
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		670	646,657
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		511	490,140
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		1,634	1,621,682
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		208	191,995
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		375	330,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	250	$237,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	821	638,819

		$6,571,461

Oil and Gas — 5.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	591	$540,976
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	826	780,892
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	474	472,628
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	927	875,887
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	524	424,841
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	519	493,137
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,095	892,113
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,691	3,536,085
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	385	381,849
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	424	351,868
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	925	731,521
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,207	1,723,508
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	249	210,816
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	13,972
Term Loan, 4.25%, Maturing December 16, 2020	46	37,465
Term Loan, 4.25%, Maturing December 16, 2020	332	269,323
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	81	71,312
Term Loan, 4.25%, Maturing October 1, 2019	133	116,750
Term Loan, 4.25%, Maturing October 1, 2019	1,007	881,079
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	618	604,643

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,249	$2,088,085

		$15,498,750

Publishing — 3.6%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	620	$617,211
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,896	2,683,581
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	771	767,462
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	3,373	3,229,421
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	357	356,166
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	314	314,170
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	174	168,586
Nelson Education, Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(6)	216	176,904
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	296	294,769
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	325	324,052
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	543	536,356

		$9,468,678

Radio and Television — 2.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	224	$223,035
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	224	221,071
Block Communications, Inc.
Term Loan, 5.75%, Maturing October 21, 2021	125	124,376
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016	5	4,728
Term Loan, 6.92%, Maturing January 30, 2019	566	534,957
Term Loan, 7.67%, Maturing July 30, 2019	182	175,067
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,045	1,982,278
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	192	191,413

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		134	$131,775
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		724	716,749
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		323	319,756
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		366	362,608
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		435	431,055
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		270	263,439
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,622	1,590,031

			$7,272,338

Retailers (Except Food and Drug) — 8.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		488	$484,825
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	175	269,375
Term Loan, 4.31%, Maturing April 28, 2020	GBP	150	232,183
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		3,200	3,201,427
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		1,160	1,144,064
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,703	2,630,368
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		311	294,606
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		342	337,438
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		543	542,582
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		626	626,876
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,418	1,336,347
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,348	1,314,209
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		698	695,632
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,256	1,234,682
Term Loan, 4.00%, Maturing January 28, 2020		499	492,516

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,104	$2,063,759
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		686	672,349
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		221	218,984
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,570	1,554,000
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		422	352,213
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		249	247,506
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		1,000	1,003,125
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,284	1,266,802
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		396	379,500
Vivarte SA
Term Loan, 11.02%, (4.02% Cash, 7.00% PIK), Maturing July 24, 2019(7)	EUR	145	157,164
Term Loan, 5.02%, (1.27% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	164	59,703
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		284	267,800

			$23,080,035

Steel — 1.8%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		4,030	$3,681,663
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		337	330,574
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		191	189,405
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		743	710,016

			$4,911,658

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 4.00%, Maturing March 11, 2018		907	$894,791
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		744	658,772

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	571	$564,695

		$2,118,258

Telecommunications — 4.2%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	197	$194,863
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	3,700	3,655,293
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	522	520,416
Sable International Finance Limited
Term Loan, Maturing November 6, 2016(2)	200	200,000
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	896	878,709
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	606	588,783
Term Loan, 4.00%, Maturing April 23, 2019	912	886,000
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,364	3,313,740
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	957	946,113

		$11,183,917

Utilities — 3.7%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	517	$501,288
Term Loan, 3.25%, Maturing January 31, 2022	197	191,424
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	458	455,052
Term Loan, 4.00%, Maturing April 1, 2018	2,334	2,316,557
Term Loan, 4.00%, Maturing October 9, 2019	415	411,023
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	470	465,071
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	253	249,516
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	674	674,968
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	850	851,329
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	296	294,517
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing October 15, 2021	54	54,273
Term Loan, 5.00%, Maturing October 15, 2021	1,221	1,233,477

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	278	$274,088
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	274	268,824
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	7	6,855
Term Loan, 4.25%, Maturing May 6, 2020	131	128,214
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	199	178,105
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	124	124,414
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	675	673,031
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	198	195,525
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	400	393,000

		$9,940,551

Total Senior Floating-Rate Interests (identified cost $400,669,932)		$389,819,637

Corporate Bonds & Notes — 11.1%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
Alliant Techsystems, Inc.
5.25%, 10/1/21(9)	20	$20,250
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	30	28,388
KLX, Inc.
5.875%, 12/1/22(9)	20	20,250
TransDigm, Inc.
7.50%, 7/15/21	10	10,700
6.00%, 7/15/22	30	30,075
6.50%, 7/15/24	30	30,300

		$139,963

Automotive — 0.0%(10)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,250

Security	Principal Amount* (000’s omitted)	Value

Automotive (continued)
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	$42,284
3.25%, 5/15/18	5	5,019
Navistar International Corp.
8.25%, 11/1/21	50	49,500

		$107,053

Beverage and Tobacco — 0.0%(10)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$38,850
4.25%, 5/1/23	40	39,800
Cott Beverages, Inc.
5.375%, 7/1/22(9)	25	23,000

		$101,650

Brokerage / Securities Dealers / Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,788

		$30,788

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(9)	25	$26,250
Building Materials Corp. of America
5.375%, 11/15/24(9)	55	55,137
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	20	20,450
HD Supply, Inc.
7.50%, 7/15/20	45	47,362
5.25%, 12/15/21(9)	15	15,300
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	30	28,950
Interline Brands, Inc.
10.00%, 11/15/18(4)	51	53,550
Nortek, Inc.
10.00%, 12/1/18	45	47,363
8.50%, 4/15/21	20	21,500
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(9)	20	19,800
5.875%, 6/15/24(9)	20	20,075
USG Corp.
5.875%, 11/1/21(9)	20	20,300

		$376,037

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.1%
Anna Merger Sub, Inc.
7.75%, 10/1/22(9)	60	$60,900
Audatex North America, Inc.
6.00%, 6/15/21(9)	30	31,050
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,550
IMS Health, Inc.
6.00%, 11/1/20(9)	40	41,300
ServiceMaster Co. (The)
8.00%, 2/15/20	33	34,897
7.00%, 8/15/20	10	10,400
TransUnion Holding Co., Inc.
8.125%, 6/15/18	60	61,650
United Rentals North America, Inc.
8.375%, 9/15/20	10	10,775
7.625%, 4/15/22	15	16,568
6.125%, 6/15/23	15	15,825

		$303,915

Cable and Satellite Television — 0.8%
AMC Networks, Inc.
7.75%, 7/15/21	20	$21,500
4.75%, 12/15/22	15	14,625
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	80,100
5.75%, 1/15/24	30	30,375
CCOH Safari, LLC
5.50%, 12/1/22	35	35,612
5.75%, 12/1/24	40	40,550
CSC Holdings, LLC
5.25%, 6/1/24(9)	15	15,113
DISH DBS Corp.
6.75%, 6/1/21	85	91,587
5.875%, 7/15/22	30	30,825
5.875%, 11/15/24(9)	25	25,188
IAC/InterActiveCorp
4.875%, 11/30/18	20	20,450
Numericable Group SA
4.875%, 5/15/19(9)	200	199,000

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		475	$492,812
6.00%, 4/15/21(9)	GBP	475	782,905
5.50%, 1/15/25(9)		275	284,625

			$2,165,267

Chemicals and Plastics — 1.5%
Hexion US Finance Corp.
6.625%, 4/15/20		1,475	$1,452,875
Ineos Finance PLC
7.25%, 2/15/19(9)(11)	EUR	500	620,151
8.375%, 2/15/19(9)		500	533,125
7.50%, 5/1/20(9)		400	421,500
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	67,356
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		900	916,875
Tronox Finance, LLC
6.375%, 8/15/20		60	60,450
WR Grace & Co. Conn
5.125%, 10/1/21(9)		15	15,413
5.625%, 10/1/24(9)		5	5,231

			$4,092,976

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(9)		10	$9,975
Harbinger Group, Inc.
7.875%, 7/15/19		30	32,100
Spectrum Brands, Inc.
6.375%, 11/15/20		25	26,188
6.625%, 11/15/22		20	21,250
TMS International Corp.
7.625%, 10/15/21(9)		30	31,425

			$120,938

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)		5	$4,913
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		1,975	2,034,250

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Sealed Air Corp.
8.375%, 9/15/21(9)	5	$5,612
4.875%, 12/1/22(9)	10	9,950
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(9)	15	14,700

		$2,069,425

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(4)	105	$89,250
Party City Holdings, Inc.
8.875%, 8/1/20	65	69,712

		$158,962

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	90	$94,387
7.50%, 7/15/21(9)	25	27,094

		$121,481

Ecological Services and Equipment — 0.0%(10)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$25,125
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,250
5.125%, 6/1/21	30	30,075
Covanta Holding Corp.
5.875%, 3/1/24	20	20,450
Darling Ingredients, Inc.
5.375%, 1/15/22	15	14,831

		$115,731

Electronics / Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	10	$10,150
CommScope Holding Co., Inc.
6.625%, 6/1/20(4)(9)	25	25,875
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)	20	20,950
Infor US, Inc.
9.375%, 4/1/19	35	37,581
Nuance Communications, Inc.
5.375%, 8/15/20(9)	60	60,450

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Sensata Technologies B.V.
5.625%, 11/1/24(9)		5	$5,197
Zebra Technologies Corp.
7.25%, 10/15/22(9)		45	47,362

			$207,565

Equipment Leasing — 0.5%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,045,000
6.75%, 9/1/16(9)		175	186,813
7.125%, 9/1/18(9)		175	196,437

			$1,428,250

Financial Intermediaries — 0.5%
CIT Group, Inc.
5.50%, 2/15/19(9)		25	$26,453
5.375%, 5/15/20		5	5,303
First Data Corp.
7.375%, 6/15/19(9)		500	527,500
6.75%, 11/1/20(9)		406	434,420
11.25%, 1/15/21		16	18,200
10.625%, 6/15/21		16	18,200
11.75%, 8/15/21		17	19,017
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17		20	20,050
6.00%, 8/1/20		15	15,528
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(12)		35	37,144
MSCI, Inc.
5.25%, 11/15/24(9)		10	10,375
Navient Corp.
5.50%, 1/15/19		65	66,625
5.00%, 10/26/20		15	14,756
5.875%, 10/25/24		15	14,325

			$1,227,896

Food Products — 1.0%
Post Holdings, Inc.
6.75%, 12/1/21(9)		15	$14,587
6.00%, 12/15/22(9)		15	14,119
Stretford 79 PLC
4.81%, 7/15/20(9)(11)	GBP	2,000	2,478,176
6.25%, 7/15/21(9)	GBP	200	247,818

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
WhiteWave Foods Co. (The)
5.375%, 10/1/22	10	$10,325

		$2,765,025

Food Service — 0.0%(10)
Pinnacle Operating Corp.
9.00%, 11/15/20(9)	5	$5,163

		$5,163

Food / Drug Retailers — 0.0%(10)
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc.
7.75%, 10/15/22(9)	10	$10,300
Pantry, Inc. (The)
8.375%, 8/1/20	40	44,000

		$54,300

Health Care — 1.1%
Alere, Inc.
8.625%, 10/1/18	20	$20,750
6.50%, 6/15/20	15	15,188
Amsurg Corp.
5.625%, 11/30/20	30	30,825
5.625%, 7/15/22(9)	20	20,600
Biomet, Inc.
6.50%, 8/1/20	80	85,800
Capsugel SA
7.00%, 5/15/19(4)(9)	10	10,119
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	1,115	1,156,812
7.125%, 7/15/20	65	69,387
6.875%, 2/1/22	45	47,897
HCA Holdings, Inc.
6.25%, 2/15/21	40	42,700
HCA, Inc.
6.50%, 2/15/20	10	11,230
Hologic, Inc.
6.25%, 8/1/20	130	135,850
inVentiv Health, Inc.
9.00%, 1/15/18(9)	625	640,625
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	27,250

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	70	$71,750
Omnicare, Inc.
4.75%, 12/1/22	5	5,088
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	25	25,469
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(9)	40	40,900
Teleflex, Inc.
5.25%, 6/15/24(9)	10	10,025
Tenet Healthcare Corp.
5.00%, 3/1/19(9)	10	10,038
6.00%, 10/1/20	20	21,527
4.375%, 10/1/21	300	299,250
8.125%, 4/1/22	45	50,400
United Surgical Partners International, Inc.
9.00%, 4/1/20	35	37,756
VWR Funding, Inc.
7.25%, 9/15/17	50	52,437
WellCare Health Plans, Inc.
5.75%, 11/15/20	35	36,312

		$2,975,985

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20	15	$16,013

		$16,013

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)	10	$10,275
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)	39	25,604
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	20	20,400
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(4)(9)	20	20,750

		$77,029

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(9)	25	$25,625

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Insurance (continued)
CNO Financial Group, Inc.
6.375%, 10/1/20(9)		525	$556,500
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21(9)		25	24,937
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(4)(9)		20	19,900
Towergate Finance PLC
6.053%, 2/15/18(9)(11)	GBP	325	444,494
USI, Inc.
7.75%, 1/15/21(9)		40	39,200

			$1,110,656

Leisure Goods / Activities / Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)		15	$16,200
National CineMedia, LLC
6.00%, 4/15/22		380	381,900
NCL Corp., Ltd.
5.00%, 2/15/18		10	10,050
5.25%, 11/15/19(9)		10	10,125
Regal Entertainment Group
5.75%, 3/15/22		15	14,400
Royal Caribbean Cruises
7.25%, 6/15/16		10	10,700
7.25%, 3/15/18		20	22,400
Viking Cruises, Ltd.
8.50%, 10/15/22(9)		50	54,375

			$520,150

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)		124	$105,337
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		1,075	817,000
9.00%, 2/15/20		825	611,750
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20		35	35,613
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		45	47,250
MGM Resorts International
6.625%, 12/15/21		40	42,200
7.75%, 3/15/22		15	16,650
6.00%, 3/15/23		25	25,250

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Penn National Gaming, Inc.
5.875%, 11/1/21	20	$18,700
Station Casinos, LLC
7.50%, 3/1/21	35	36,050
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(9)	165	108,075
Waterford Gaming, LLC
8.625%, 9/15/14(3)(9)(14)	61	10,434

		$1,874,309

Nonferrous Metals / Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(9)	5	$3,163
CONSOL Energy, Inc.
5.875%, 4/15/22(9)	15	14,025
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	53,625
IAMGOLD Corp.
6.75%, 10/1/20(9)	35	26,537
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	9,250
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	40	40,100
New Gold, Inc.
7.00%, 4/15/20(9)	20	20,105
6.25%, 11/15/22(9)	35	34,475
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	15	15,656

		$216,936

Oil and Gas — 0.7%
Access Midstream Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	5	$5,088
Antero Resources Finance Corp.
6.00%, 12/1/20	5	5,013
5.375%, 11/1/21	40	38,850
Berry Petroleum Co.
6.375%, 9/15/22	5	3,825
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	20	19,350
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	22,125

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
California Resources Corp.
5.50%, 9/15/21(9)	20	$17,200
6.00%, 11/15/24(9)	20	17,000
Chesapeake Energy Corp.
7.25%, 12/15/18	40	44,000
6.125%, 2/15/21	65	68,575
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	332,312
Concho Resources, Inc.
5.50%, 4/1/23	105	106,018
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(9)	35	32,987
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	62,075
Denbury Resources, Inc.
5.50%, 5/1/22	5	4,600
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(9)	40	35,600
Energy Transfer Equity, LP
5.875%, 1/15/24	30	30,600
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	25	25,500
9.375%, 5/1/20	70	71,050
7.75%, 9/1/22	20	18,800
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	17	18,955
GenCorp, Inc.
7.125%, 3/15/21	30	31,569
Gulfport Energy Corp.
7.75%, 11/1/20(9)	25	24,562
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	5	5,038
Laredo Petroleum, Inc.
7.375%, 5/1/22	35	32,900
MEG Energy Corp.
6.375%, 1/30/23(9)	40	35,900
Memorial Resource Development Corp.
5.875%, 7/1/22(9)	10	9,075
Newfield Exploration Co.
5.625%, 7/1/24	65	64,634
Oasis Petroleum, Inc.
6.875%, 3/15/22	35	32,025
6.875%, 1/15/23	75	68,625

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Precision Drilling Corp.
6.50%, 12/15/21	5	$4,288
Rice Energy, Inc.
6.25%, 5/1/22(9)	20	18,700
Rosetta Resources, Inc.
5.625%, 5/1/21	25	23,002
5.875%, 6/1/22	30	27,300
RSP Permian, Inc.
6.625%, 10/1/22(9)	15	14,025
Sabine Pass Liquefaction, LLC
5.75%, 5/15/24	100	98,625
Sabine Pass LNG, L.P.
6.50%, 11/1/20	55	55,825
Samson Investment Co.
9.75%, 2/15/20	15	6,291
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	65	62,725
Seventy Seven Energy, Inc.
6.50%, 7/15/22	10	5,900
SM Energy Co.
6.125%, 11/15/22(9)	10	9,425
6.50%, 1/1/23	45	43,425
Tesoro Corp.
5.375%, 10/1/22	50	50,875
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	5	4,975
6.25%, 10/15/22(9)	15	15,038
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	15	9,975

		$1,734,245

Publishing — 0.2%
Laureate Education, Inc.
9.75%, 9/1/19(9)	315	$326,025
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	55	61,050
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(4)(9)	10	9,787

		$396,862

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	451	$445,926

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,563
Series B, 6.50%, 11/15/22	50	51,750
Crown Media Holdings, Inc.
10.50%, 7/15/19	45	49,162
iHeartCommunications, Inc.
11.25%, 3/1/21	25	25,719
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	15,375
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	10	10,325
6.00%, 7/15/24(9)	40	41,100
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,437
Univision Communications, Inc.
6.75%, 9/15/22(9)	384	412,800

		$1,113,157

Retailers (Except Food and Drug) — 0.2%
B.C. Unlimited Liability Company
6.00%, 4/1/22(9)	50	$51,500
Claire’s Stores, Inc.
9.00%, 3/15/19(9)	50	49,500
Hot Topic, Inc.
9.25%, 6/15/21(9)	60	64,500
Levi Strauss & Co.
6.875%, 5/1/22	30	32,400
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(9)	25	25,813
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(4)(9)	12	12,270
Michaels Stores, Inc.
5.875%, 12/15/20(9)	20	20,300
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	63,000
Neiman Marcus Group, Ltd.
8.75%, 10/15/21(4)(9)	25	26,625
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(4)(9)	50	49,625
Petco Holdings, Inc.
8.50%, 10/15/17(4)(9)	65	66,137
Radio Systems Corp.
8.375%, 11/1/19(9)	30	32,250

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	70	$73,675

		$567,595

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	10	$9,925
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	15	14,925

		$24,850

Software and Services — 0.0%(10)
IHS, Inc.
5.00%, 11/1/22(9)	25	$24,875
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(4)(9)	35	34,475
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	30	17,850

		$77,200

Steel — 0.0%(10)
AK Steel Corp.
8.75%, 12/1/18	15	$15,806
ArcelorMittal
6.75%, 2/25/22	10	10,725

		$26,531

Surface Transport — 0.0%(10)
Hertz Corp. (The)
6.25%, 10/15/22	35	$35,525
XPO Logistics, Inc.
7.875%, 9/1/19(9)	50	52,500

		$88,025

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(9)	20	$20,550
CenturyLink, Inc.
6.75%, 12/1/23	35	38,456
Equinix, Inc.
5.375%, 1/1/22	20	20,288

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Frontier Communications Corp.
6.25%, 9/15/21		20	$20,150
7.625%, 4/15/24		10	10,350
6.875%, 1/15/25		20	20,050
Intelsat Jackson Holdings SA
7.25%, 10/15/20		55	58,231
Intelsat Luxembourg SA
7.75%, 6/1/21		65	65,406
8.125%, 6/1/23		55	56,375
NII International Telecom S.C.A.
7.875%, 8/15/19(9)		30	21,750
SBA Communications Corp.
5.625%, 10/1/19		30	30,825
SBA Telecommunications, Inc.
5.75%, 7/15/20		50	51,140
Sprint Communications, Inc.
7.00%, 8/15/20		345	346,725
6.00%, 11/15/22		5	4,619
Sprint Corp.
7.25%, 9/15/21		25	24,906
7.875%, 9/15/23		105	104,181
T-Mobile USA, Inc.
6.25%, 4/1/21		15	15,409
6.633%, 4/28/21		20	20,600
6.731%, 4/28/22		5	5,169
6.625%, 4/1/23		25	25,725
6.375%, 3/1/25		20	20,370
Wind Acquisition Finance SA
5.338%, 4/30/19(9)(11)	EUR	250	303,965
6.50%, 4/30/20(9)		225	230,906
4.082%, 7/15/20(9)(11)	EUR	225	261,371
Windstream Corp.
7.75%, 10/1/21		35	35,875
6.375%, 8/1/23		15	13,936

			$1,827,328

Utilities — 0.6%
AES Corp. (The)
5.50%, 3/15/24		15	$15,297
Calpine Corp.
5.375%, 1/15/23		20	20,225
7.875%, 1/15/23(9)		1,188	1,315,710
5.75%, 1/15/25		10	10,138

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(9)	30	$30,562
7.375%, 11/1/22(9)	25	25,469
7.625%, 11/1/24(9)	25	25,531
RJS Power Holdings, LLC
5.125%, 7/15/19(9)	20	19,850

		$1,462,782

Total Corporate Bonds & Notes (identified cost $31,073,766)		$29,702,038

Asset-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII, Series 2014-17A, Class B, 3.078%, 4/17/26(9)(11)	$200	$192,171
Apidos CLO XVII, Series 2014-17A, Class C, 3.528%, 4/17/26(9)(11)	500	461,748
Apidos CLO XVII, Series 2014-17A, Class D, 4.978%, 4/17/26(9)(11)	500	439,141
Apidos CLO XIX, Series 2014-19A, Class E, 5.657%, 10/17/26(9)(11)	1,000	909,481
Ares CLO, Ltd., Series 2014-32A, Class D, 5.934%, 11/15/25(9)(11)	1,000	942,000
Babson CLO, Ltd., Series 2013-IA, Class C, 2.931%, 4/20/25(9)(11)	225	217,926
Babson CLO, Ltd., Series 2013-IA, Class D, 3.731%, 4/20/25(9)(11)	175	167,589
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(9)(11)	300	296,494
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(9)(11)	300	266,500
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.433%, 10/15/26(9)(11)	1,000	913,582
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.978%, 7/17/19(9)(11)	500	496,369
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.881%, 4/21/25(9)(11)	1,325	1,262,577
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class A3L, 2.932%, 8/15/25(9)(11)	750	720,739
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B1L, 3.432%, 8/15/25(9)(11)	320	298,954
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B2L, 4.132%, 8/15/25(9)(11)	215	180,323
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.005%, 3/25/20(9)(11)	1,000	1,006,196

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.931%, 4/20/25(9)(11)	$200	$192,839
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.731%, 4/20/25(9)(11)	200	190,187
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.978%, 7/17/25(9)(11)	475	457,310
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.578%, 7/17/25(9)(11)	475	443,085
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.728%, 7/17/25(9)(11)	550	480,002
Schiller Park CLO, Ltd., Series 2007-1A, Class D, 2.484%, 4/25/21(9)(11)	1,000	986,438
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.233%, 10/17/26(9)(11)	1,000	835,172

Total Asset-Backed Securities (identified cost $12,648,685)		$12,356,823

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Worldwide Services, LLC(3)(13)(15)	29	$27,215

		$27,215

Automotive — 0.1%
Dayco Products, LLC(13)	10,159	$375,883

		$375,883

Building and Development — 0.0%(10)
Panolam Holdings Co.(3)(15)(16)	131	$115,039

		$115,039

Food Products — 0.0%
Staunton Luxco S.C.A.(3)(13)(15)	3,850	$0
Staunton Topco, Ltd.(3)(13)(15)	4,672	0

		$0

Food Service — 0.0%(10)
Buffets Restaurants Holdings, Inc.(3)(13)(15)	22,185	$9,096

		$9,096

Home Furnishings — 0.1%
Sanitec Europe Oy B Units(3)(13)	27,040	$60,406
Sanitec Europe Oy E Units(3)(13)(15)	25,787	0

Security	Shares	Value

Home Furnishings (continued)
Sanitec Europe Oy E1 Units(3)(13)(15)	37,069	$82,811

		$143,217

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(13)(15)	23,498	$246,732
Tropicana Entertainment, Inc.(13)(15)	25,430	428,496

		$675,228

Publishing — 0.4%
ION Media Networks, Inc.(3)(13)	2,155	$735,372
MediaNews Group, Inc.(13)(15)	5,771	194,297

		$929,669

Total Common Stocks (identified cost $1,117,066)		$2,275,347

Preferred Stocks — 0.0%

Security	Shares	Value

Food Products — 0.0%
Staunton Luxco S.C.A.(3)(13)(15)	389	$0

Total Preferred Stocks (identified cost $0)		$0

Warrants — 0.0%(10)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(10)
Vivarte Luxco (3)(13)(15)	104,081	$64,231

Total Warrants (identified cost $38,147)		$64,231

Miscellaneous — 0.0%(10)

Security	Shares	Value

Cable and Satellite Television — 0.0%(10)
Adelphia, Inc., Escrow Certificate(15)	270,000	$2,363

		$2,363

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.0%(10)
SemGroup Corp., Escrow Certificate(15)	290,000	$725

		$725

Total Miscellaneous (identified cost $0)		$3,088

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(17)	$6,537	$6,537,197

Total Short-Term Investments (identified cost $6,537,197)		$6,537,197

Total Investments — 165.5% (identified cost $452,084,793)		$440,758,361

Less Unfunded Loan Commitments — (0.3)%		$(777,667)

Net Investments — 165.2% (identified cost $451,307,126)		$439,980,694

Other Assets, Less Liabilities — (23.9)%		$(63,741,175)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.3)%		$(110,001,003)

Net Assets Applicable to Common Shares — 100.0%		$266,238,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	–	Debtor in Possession
PIK	–	Payment In Kind

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after December 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $27,509,959 or 10.3% of the Trust’s net assets applicable to common shares.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2014.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Defaulted matured security.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014.

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2014
Unaffiliated investments, at value (identified cost, $444,769,929)	$433,443,497
Affiliated investment, at value (identified cost, $6,537,197)	6,537,197
Cash	3,843,332
Foreign currency, at value (identified cost, $955,851)	940,738
Interest receivable	1,719,008
Interest receivable from affiliated investment	954
Receivable for investments sold	1,125,497
Receivable for open forward foreign currency exchange contracts	264,140
Prepaid expenses	17,762
Total assets	$447,892,125

Liabilities
Notes payable	$65,000,000
Payable for investments purchased	6,068,029
Payable to affiliates:
Investment adviser fee	300,592
Administration fee	93,935
Trustees’ fees	5,178
Accrued expenses	184,872
Total liabilities	$71,652,606
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,001,003
Net assets applicable to common shares	$266,238,516

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666
Additional paid-in capital	323,907,710
Accumulated net realized loss	(46,987,387)
Accumulated undistributed net investment income	29,622
Net unrealized depreciation	(11,090,095)
Net assets applicable to common shares	$266,238,516

Net Asset Value Per Common Share
($266,238,516 ÷ 37,866,607 common shares issued and outstanding)	$7.03

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2014
Interest and other income	$10,579,707
Dividends	232,992
Interest allocated from affiliated investment	5,548
Expenses allocated from affiliated investment	(679)
Total investment income	$10,817,568

Expenses
Investment adviser fee	$1,805,409
Administration fee	564,190
Trustees’ fees and expenses	10,618
Custodian fee	108,846
Transfer and dividend disbursing agent fees	9,583
Legal and accounting services	100,783
Printing and postage	41,262
Interest expense and fees	387,584
Preferred shares service fee	81,932
Miscellaneous	38,822
Total expenses	$3,149,029
Deduct —
Reduction of custodian fee	$5
Total expense reductions	$5

Net expenses	$3,149,024

Net investment income	$7,668,544

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,649,301)
Investment transactions allocated from affiliated investment	34
Foreign currency and forward foreign currency exchange contract transactions	1,931,360
Net realized gain	$282,093
Change in unrealized appreciation (depreciation) —
Investments	$(12,634,475)
Foreign currency and forward foreign currency exchange contracts	505,263
Net change in unrealized appreciation (depreciation)	$(12,129,212)

Net realized and unrealized loss	$(11,847,119)

Distributions to preferred shareholders
From net investment income	$(54,567)

Net decrease in net assets from operations	$(4,233,142)

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
From operations —
Net investment income	$7,668,544	$15,385,593
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	282,093	83,108
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(12,129,212)	1,054,042
Distributions to preferred shareholders —
From net investment income	(54,567)	(86,548)
Net increase (decrease) in net assets from operations	$(4,233,142)	$16,436,195
Distributions to common shareholders —
From net investment income	$(7,573,321)	$(16,774,814)
Total distributions to common shareholders	$(7,573,321)	$(16,774,814)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$19,184
Net increase in net assets from capital share transactions	$—	$19,184

Net decrease in net assets	$(11,806,463)	$(319,435)

Net Assets Applicable to Common Shares
At beginning of period	$278,044,979	$278,364,414
At end of period	$266,238,516	$278,044,979

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$29,622	$(11,034)

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2014
Net decrease in net assets from operations	$(4,233,142)
Distributions to preferred shareholders	54,567
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(4,178,575)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(74,799,826)
Investments sold and principal repayments	69,758,365
Decrease in short-term investments, net	35,658
Net amortization/accretion of premium (discount)	(161,405)
Increase in interest receivable	(37,389)
Increase in interest receivable from affiliated investment	(312)
Increase in receivable for open forward foreign currency exchange contracts	(256,731)
Increase in prepaid expenses	(532)
Decrease in payable for open forward foreign currency exchange contracts	(269,286)
Increase in payable to affiliate for investment adviser fee	2,895
Increase in payable to affiliate for administration fee	905
Increase in payable to affiliate for Trustees’ fees	265
Decrease in accrued expenses	(60,230)
Decrease in unfunded loan commitments	(142,121)
Net change in unrealized (appreciation) depreciation from investments	12,634,475
Net realized loss from investments	1,649,301
Net cash provided by operating activities	$4,175,457

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(7,573,321)
Cash distributions paid to preferred shareholders	(54,912)
Net cash used in financing activities	$(7,628,233)

Net decrease in cash*	$(3,452,776)

Cash at beginning of period(1)	$8,236,846

Cash at end of period(1)	$4,784,070

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$384,343

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(15,331).

(1)	Balance includes foreign currency, at value.

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2014 (Unaudited)		Year Ended June 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$7.340		$7.350	$7.160	$7.240	$6.710	$5.480

Income (Loss) From Operations
Net investment income(1)	$0.203		$0.406	$0.468	$0.435	$0.420	$0.395
Net realized and unrealized gain (loss)	(0.312)		0.029	0.194	(0.071)	0.557	1.198
Distributions to preferred shareholders —
From net investment income(1)	(0.001)		(0.002)	(0.003)	(0.003)	(0.006)	(0.006)

Total income (loss) from operations	$(0.110)		$0.433	$0.659	$0.361	$0.971	$1.587

Less Distributions to Common Shareholders
From net investment income	$(0.200)		$(0.443)	$(0.476)	$(0.441)	$(0.441)	$(0.357)

Total distributions to common shareholders	$(0.200)		$(0.443)	$(0.476)	$(0.441)	$(0.441)	$(0.357)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$0.007	$—	$—	$—

Net asset value — End of period (Common shares)	$7.030		$7.340	$7.350	$7.160	$7.240	$6.710

Market value — End of period (Common shares)	$6.240		$6.810	$7.520	$7.020	$7.200	$6.630

Total Investment Return on Net Asset Value(2)	(1.26	)%(3)	6.34%	9.49%	5.58%	14.80%	29.77%

Total Investment Return on Market Value(2)	(5.54	)%(3)	(3.57)%	14.26%	4.09%	15.55%	49.83%

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2014 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$266,239		$278,045	$278,364	$263,168	$265,927	$245,741
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	2.01	%(6)	1.98%	1.98%	2.01%	1.95%	2.05%
Interest and fee expense	0.28	%(6)	0.27%	0.23%	0.23%	0.23%	0.25%
Total expenses	2.29	%(6)	2.25%	2.21%	2.24%	2.18%	2.30%
Net investment income	5.59	%(6)	5.51%	6.35%	6.17%	5.90%	6.08%
Portfolio Turnover	16	%(3)	33%	52%	38%	53%	43%
Senior Securities:
Total notes payable outstanding (in 000’s)	$65,000		$65,000	$65,000	$46,000	$36,000	$31,000
Asset coverage per $1,000 of notes payable(7)	$6,788		$6,970	$6,975	$9,112	$11,442	$12,476
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(8)	$63,034		$64,721	$64,766	$67,174	$70,536	$68,571
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 252%, 259%, 259%, 269%, 282% and 274% at December 31, 2014 and June 30, 2014, 2013, 2012, 2011 and 2010, respectively.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.23%	1.22%	1.25%	1.27%	1.26%	1.31%
Interest and fee expense	0.17%	0.17%	0.15%	0.15%	0.15%	0.16%
Total expenses	1.40%	1.39%	1.40%	1.42%	1.41%	1.47%
Net investment income	3.40%	3.39%	4.03%	3.93%	3.82%	3.90%

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

33

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2014, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain loan or credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2014, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to December 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

34

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2014 is as follows:

APS Issued and Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2014	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.13%	$29,103	0.10%	0.06–0.19
Series B	0.09	25,464	0.09	0.05–0.15

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of December 31, 2014.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2014, the Trust, for federal income tax purposes, had capital loss carryforwards of $46,749,024 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on June 30, 2017 ($17,170,680), June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934) and their character is

35

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$451,330,523

Gross unrealized appreciation	$2,619,229
Gross unrealized depreciation	(13,969,058)

Net unrealized depreciation	$(11,349,829)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.80% of the Trust’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2014, the Trust’s investment adviser fee totaled $1,805,409. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2014, the administration fee amounted to $564,190.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $71,339,762 and $70,141,274, respectively, for the six months ended December 31, 2014.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2014. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended June 30, 2014 were 2,589.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2014 and the year ended June 30, 2014.

Pursuant to a registration statement filed with and declared effective on November 14, 2012 by the SEC, the Trust is authorized to issue up to an additional 3,677,150 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended December 31, 2014 and the year ended June 30, 2014, there were no shares sold by the Trust pursuant to its shelf offering.

7  Restricted Securities

At December 31, 2014, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights

36

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

(exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$115,039

Total Restricted Securities			$71,985	$115,039

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

1/30/15	Euro 1,218,409	United States Dollar 1,541,903	State Street Bank and Trust Company	$67,174	$—	$67,174
2/27/15	British Pound Sterling 2,871,275	United States Dollar 4,507,152	JPMorgan Chase Bank, N.A.	33,861	—	33,861
2/27/15	Canadian Dollar 293,288	United States Dollar 260,365	State Street Bank and Trust Company	8,234	—	8,234
2/27/15	Canadian Dollar 1,047,375	United States Dollar 918,151	State Street Bank and Trust Company	17,756	—	17,756
2/27/15	Euro 960,776	United States Dollar 1,198,306	Goldman Sachs International	35,130	—	35,130
3/31/15	British Pound Sterling 2,567,323	United States Dollar 4,007,283	Goldman Sachs International	8,595	—	8,595
3/31/15	Euro 5,847,895	United States Dollar 7,175,075	HSBC Bank USA, N.A.	93,390	—	93,390

				$264,140	$—	$264,140

At December 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2014, the Trust had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA

37

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$264,140	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets as of December 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$43,725	$—	$—	$—	$43,725
HSBC Bank USA, N.A.	93,390	—	—	—	93,390
JPMorgan Chase Bank, N.A.	33,861	—	—	—	33,861
State Street Bank and Trust Company	93,164	—	—	—	93,164

	$264,140	$—	$—	$—	$264,140

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

38

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$1,983,260	(1)	$526,017	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2014, which is indicative of the volume of this derivative type, was approximately $22,488,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $70 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2015, the Trust also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2014 totaled $319,444 and are included in interest expense and fees on the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2014, the Trust had borrowings outstanding under the Agreement of $65,000,000 at an interest rate of 0.21%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at December 31, 2014. For the six months ended December 31, 2014, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $65,000,000 and 0.21%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

39

Eaton Vance

Senior Income Trust

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$388,795,839	$246,131	$389,041,970
Corporate Bonds & Notes	—	29,666,000	36,038	29,702,038
Asset-Backed Securities	—	12,356,823	—	12,356,823
Common Stocks	428,496	570,180	1,276,671	2,275,347
Preferred Stocks	—	—	0	0
Warrants	—	—	64,231	64,231
Miscellaneous	—	3,088	—	3,088
Short-Term Investments	—	6,537,197	—	6,537,197

Total Investments	$428,496	$437,929,127	$1,623,071	$439,980,694

Forward Foreign Currency Exchange Contracts	$—	$264,140	$—	$264,140

Total	$428,496	$438,193,267	$1,623,071	$440,244,834

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2014 is not presented.

At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Senior Income Trust

December 31, 2014

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on October 23, 2014. Thomas E. Faust Jr., Cynthia E. Frost and Valerie A. Mosley were elected Class I Trustees of the Fund for a three-year term expiring in 2017. Mr. Pearlman had been nominated for election by the holders of the Fund’s APS. Due to a lack of quorum of APS, the Fund was unable to act on the election of Mr. Pearlman. Accordingly, Mr. Pearlman will remain in office and continue to serve as Trustee of the Fund until his successor is duly elected and qualified.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Thomas E. Faust Jr.	34,507,769	409,835
Cynthia E. Frost	34,448,740	468,864
Valerie A. Mosley	34,385,404	532,200

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Ronald A. Pearlman	385	215

41

Eaton Vance

Senior Income Trust

December 31, 2014

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2014, Trust records indicate that there are 110 registered shareholders and approximately 11,727 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

43

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: February 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 12, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date: February 12, 2015